Employee Benefit Expenses - Schedule of Employee Benefit Expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Classes of employee benefits expense [abstract]
Wages, salaries and bonuses	$ 4,744	$ 5,750
Share-based compensation expenses	1,839	2,300
Welfare expenses	748	967
Severance costs	854	0
Housing funds	105	100
Employee benefit expenses	$ 8,290	$ 9,117